Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Classes Of Inventories [Abstract]
Summary of Inventories

	2017 £m	2016 £m

Raw materials and consumables	3,027	2,230

Finished goods and work in progress	2,692	3,312

Goods purchased for resale	145	251

	5,864	5,793